Related party transactions - Directors' remuneration (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related party transactions
Remuneration	$ 1,246	$ 2,362	$ 3,233	$ 3,736	$ 557
Directors' remuneration
Related party transactions
Short-term employee benefits			944	870	338
Share-based payments		135	209	32
Remuneration	405	560	1,153	902	338
Other members of key management's remuneration
Related party transactions
Short-term employee benefits			817	1,395	219
Share-based payments	196	928	1,263	1,439
Remuneration	$ 841	$ 1,802	$ 2,080	$ 2,834	$ 219